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                            RULE 497(j) CERTIFICATION


      Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 39 filed on November 25, 2003 pursuant to Rule 485(b):

      1. Prospectus, dated November 30, 2003, relating to the Retail Shares of the HighMark Money Market Funds; and

      2. Prospectus, dated November 30, 2003, relating to the Fiduciary Shares of the HighMark Money Market Funds.

      3. Prospectus, dated November 30, 2003, relating to the Class S Shares of the HighMark Money Market Funds.


      The text of Post-Effective Amendment No. 39 was filed electronically.


                                 HighMark Funds
                                 Registrant

                                 /s/ James R. Foggo*
                                 -------------------
                                 James R. Foggo
                                 President


                                 *By /s/ David J. Baum
                                 ---------------------
                                 David J. Baum
                                 Attorney-in-Fact

December 4, 2003